Operating performance, Expenses (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 USD ($)		Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2022 AUD ($)
Finance costs [Abstract]
Cash interest on third party borrowings				$ 9,187	$ 2,676	$ 552
Interest on lease liabilities				291	297	301
Effective interest on third party borrowings				16,032	1,448	0
Loss on modification				882	0	0
Loss on extinguishment				2,084	0	0
Supplier financing costs				954	446	213
Interest other				606	635	324
Realized foreign exchange loss	[1]			64	0	0
Finance costs		$ 19,937	[2]	30,100	5,502	1,390
Salaries and employee benefit expense [Abstract]
Wages and salaries				53,224	39,023	33,370
Post-employment benefits (defined contribution plans)				4,464	3,379	2,838
Share-based payments expense				(196)	3,091	3,167
Salaries and employee benefit expense				57,492	45,493	39,375
Depreciation and amortization [Abstract]
Property, plant and equipment				9,089	7,382	6,919
Right of use assets				742	695	656
Capitalized development costs				3,312	2,376	1,307
Patents and trademarks				75	89	84
Depreciation and amortisation				13,218	10,542	8,966
Research and development expense [Abstract]
Research and development	[3]			16,951	16,180	16,933
Impairment and write-offs of intangible assets				19,151	0	0
Research and development expense		$ 23,914	[2]	36,102	16,180	16,933
Foreign exchange gain (loss)					200	$ 100
Depreciation periods for each class of assets [Abstract]
Depreciation charge				500
Leasehold Improvements [Member]
Depreciation and amortization [Abstract]
Property, plant and equipment				$ 663	286
Depreciation periods for each class of assets [Abstract]
Depreciation period		20 years		20 years
Depreciation method		Straight line		Straight line
Manufacturing Equipment [Member]
Depreciation and amortization [Abstract]
Property, plant and equipment				$ 4,994	$ 4,397
Depreciation periods for each class of assets [Abstract]
Depreciation method		Straight line		Straight line	diminishing value	diminishing value
Manufacturing Equipment [Member] | Minimum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		4 years		4 years	2 years	2 years
Manufacturing Equipment [Member] | Maximum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		20 years		20 years	10 years	10 years
Tooling [Member]
Depreciation and amortization [Abstract]
Property, plant and equipment				$ 2,843	$ 2,347
Depreciation periods for each class of assets [Abstract]
Depreciation method		Straight line		Straight line	diminishing value	diminishing value
Tooling [Member] | Minimum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		5 years		5 years	3 years	3 years
Tooling [Member] | Maximum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		10 years		10 years	10 years	10 years
Other Equipment [Member]
Depreciation and amortization [Abstract]
Property, plant and equipment				$ 589	$ 352
Depreciation periods for each class of assets [Abstract]
Depreciation method		Straight line		Straight line	diminishing value	diminishing value
Other Equipment [Member] | Minimum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		3 years		3 years	3 years	3 years
Other Equipment [Member] | Maximum [Member]
Depreciation periods for each class of assets [Abstract]
Depreciation period		20 years		20 years	5 years	5 years

[1]	Realized foreign exchange loss for the year ended June 30, 2024 has been classified in finance costs. The comparative period disclosure has not been restated as the amounts are immaterial (Realized foreign exchange gain 2023: $0.2 million, Realized foreign exchange loss: 2022: $0.1 million). The amounts were recognized in other income and administrative expenses respectively in comparative periods.
[2]	Refer to Note 1.7 Convenience translation into U.S. dollars
[3]	Research and development included amortization of capitalised research and development expenses and wages and salaries of employees in research and development function.